Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligations	The following table sets forth our contractual obligations as of June 30, 2024:
Lease Commitment
Within 1 year	8,388
1-2 years	17,946
over 2 years	3,996
Total	30,330